10-K Income Taxes - Income Tax Provision (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax benefit
Federal					$ (4,362)	$ (2,972)
Total deferred income tax benefit					(4,362)	(2,972)
Current income tax expense
Federal					11,182	6,194
State					248	183
Total current income tax expense					11,430	6,377
Income tax expense	$ 1,877	$ 1,905	$ 3,921	$ 3,485	$ 7,068	$ 3,405